Risk Management (Details) - Schedule of Allowance Sensibility - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ 714,397	$ 596,720
Impairment on debt financial instruments
Schedule of Allowance Sensibility [Line Items]
Book value, assets	(1,222,458)	(1,192,690)
Gross balance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ 40,932,880	$ 41,323,844
Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.81%	2.81%
Macro Economic | Impairment on debt financial instruments
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,227,121)	$ (1,193,854)
Macro Economic | Gross balance
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ 41,229,129	$ 41,399,911
Favorable scenario 2 | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.55%	2.45%
Favorable scenario 2 | Macro Economic | Impairment on debt financial instruments
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,051,890)	$ (1,013,732)
Favorable scenario 1 | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.72%	2.61%
Favorable scenario 1 | Macro Economic | Impairment on debt financial instruments
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,120,297)	$ (1,082,296)
Base scenario | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	2.91%	2.80%
Base scenario | Macro Economic | Impairment on debt financial instruments
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,198,135)	$ (1,158,397)
Unfavorable scenarios 2 | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	3.09%	2.98%
Unfavorable scenarios 2 | Macro Economic | Impairment on debt financial instruments
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,273,300)	$ (1,234,421)
Unfavorable scenarios 1 | Macro Economic
Schedule of Allowance Sensibility [Line Items]
Reported ECL Coverage	3.22%	3.10%
Unfavorable scenarios 1 | Macro Economic | Impairment on debt financial instruments
Schedule of Allowance Sensibility [Line Items]
Book value, assets	$ (1,326,143)	$ (1,284,831)